Debt - Additional Information (Details) € in Millions					1 Months Ended								6 Months Ended		12 Months Ended
	Sep. 25, 2021 USD ($)	Aug. 31, 2021 USD ($)	Dec. 24, 2020 USD ($)	Nov. 01, 2018 USD ($)	Oct. 24, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 EUR (€)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 EUR (€)	Jun. 26, 2021 USD ($)	Jun. 27, 2020 USD ($)	Dec. 26, 2020 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Mar. 28, 2020 USD ($)
Schedule Of Debts [Line Items]
Prepayment of borrowing amount		$ 1,000,000
Repayments of long-term debt													$ 22,000,000	$ 21,000,000	$ 869,000,000	$ 67,000,000	$ 87,000,000
Minimum additional prepayment percentage per quarter amortization															0.25%
Forecast
Schedule Of Debts [Line Items]
Loss on extinguishment of debt	$ 10,000,000
1st Lien Credit Facility
Schedule Of Debts [Line Items]
Debt Issuance Costs, Net							$ 6,000,000				$ 10,000,000
Loss on extinguishment of debt			$ 4,000,000
Prepaid outstanding term loan			$ 300,000,000
Revolving Credit Facility
Schedule Of Debts [Line Items]
Line of credit															$ 0			$ 300,000,000
Repayment of line of credit						$ 300,000,000
Long term debt, weighted average interest rate															4.30%
Letter of credit issued													4,000,000		$ 4,000,000	4,000,000
Amount of undrawn capacity under the Revolving Credit Facility													$ 660,000,000		$ 660,000,000	$ 496,000,000
Commitment fee percentage on the unused portion of the facility													0.25%		0.375%
Revolving Credit Facility | Letter of Credit
Schedule Of Debts [Line Items]
Line of credit															$ 175,000,000
Letter of credit outstanding under revolving credit facility															$ 30,000,000
Net leverage ratio															6.30%
Revolving Credit Facility | Minimum
Schedule Of Debts [Line Items]
Commitment fee percentage on the unused portion of the facility															0.375%
Revolving Credit Facility | Minimum | LIBOR
Schedule Of Debts [Line Items]
Debt instrument, basis spread on variable rate															3.25%
Revolving Credit Facility | Maximum
Schedule Of Debts [Line Items]
Commitment fee percentage on the unused portion of the facility															0.50%
Revolving Credit Facility | Maximum | LIBOR
Schedule Of Debts [Line Items]
Debt instrument, basis spread on variable rate															3.75%
1st Lien USD Term Loan
Schedule Of Debts [Line Items]
Increase in maximum borrowing capacity							$ 300,000,000				$ 324,000,000
Issued discount par at price percentage							99.24%				99.60%
(Decrease) increase in outstanding principal amount									$ (50,000,000)
Capitalized consent fees							$ 12,000,000
Repayments of long-term debt															$ 35,000,000
Long term debt, weighted average interest rate													3.90%		4.40%
Percentage of mandatory prepayment per quarter amortization													0.25%		0.25%
Percentage of net cash proceeds above threshold amount of certain assets and casualty events															100.00%
Percentage of net cash proceeds of incurrence of certain debt															100.00%
Percentage of annual excess cash flow															50.00%
1st Lien USD Term Loan | Minimum | 50% If our First Lien Net Leverage Ratio is Less Than or Equal to 3.25 to 1.00
Schedule Of Debts [Line Items]
Net leverage ratio															2.50%
1st Lien USD Term Loan | Minimum | A step-down to 25% if our First Lien Net Leverage Ratio is Less Than or Equal to 3.25 to 1.00
Schedule Of Debts [Line Items]
Net leverage ratio															2.50%
1st Lien USD Term Loan | Maximum | 50% If our First Lien Net Leverage Ratio is Less Than or Equal to 3.25 to 1.00
Schedule Of Debts [Line Items]
Net leverage ratio															3.25%
1st Lien USD Term Loan | Maximum | 0% If our First Lien Net Leverage Ratio is Less Than or Equal to 2.50 to 1.00
Schedule Of Debts [Line Items]
Net leverage ratio															2.50%
1st Lien USD Term Loan | Maximum | A step-down to 25% if our First Lien Net Leverage Ratio is Less Than or Equal to 3.25 to 1.00
Schedule Of Debts [Line Items]
Net leverage ratio															3.25%
1st Lien USD Term Loan | Maximum | A step-down to 0% if our First Lien Net Leverage Ratio is Less Than or Equal to 2.50 to 1.00
Schedule Of Debts [Line Items]
Net leverage ratio															2.50%
1st Lien Euro Term Loan
Schedule Of Debts [Line Items]
Increase in maximum borrowing capacity | €								€ 355				€ 150
Issued discount par at price percentage							99.50%				99.98%
(Decrease) increase in outstanding principal amount | €										€ 90
Long term debt, weighted average interest rate													3.50%		3.50%
1st Lien USD and Euro Term Loans | Interest Expense and Other, Net
Schedule Of Debts [Line Items]
Refinancing fees									$ 3,000,000
Second Lien USD Term Loan
Schedule Of Debts [Line Items]
Prepayment of borrowing amount				$ 50,000,000
Long term debt, weighted average interest rate															9.70%
Second Lien USD Term Loan | Interest Expense and Other, Net
Schedule Of Debts [Line Items]
Refinancing fees				$ 2,000,000
2nd Lien Term Loan
Schedule Of Debts [Line Items]
Repayments of long-term debt					$ 525,000,000
Accrued interest					4,000,000
Loss on extinguishment of debt					14,000,000
Tranche One | Revolving Credit Facility
Schedule Of Debts [Line Items]
Line of credit					$ 164,000,000
Line of credit facility, maturity date					Sep. 29, 2022
Tranche Two | Revolving Credit Facility
Schedule Of Debts [Line Items]
Line of credit					$ 500,000,000
Line of credit facility, maturity date					Sep. 29, 2024